Other Liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities
OTHER LIABILITIES

(in millions of Canadian dollars)	NOTE	2018	2017
Employee future benefits	16	170	174
Greenpac equity holder put option (see Note 5 for more details)		76	80
Other		35	6
		281	260
Less: Current portion		(79)	(82)
		202	178